Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended	6 Months Ended
	Nov. 30, 2015	Nov. 30, 2015
Condensed Consolidated Statements Of Operations
Revenue	$ 10,000	$ 10,000
Cost of goods sold	(3,010)	(3,010)
Gross profit	6,990	6,990
Operating Expenses
General and administrative	115,835	209,418
Total Operating Expenses	115,835	209,418
Net loss from operations	(108,845)	(202,428)
Other expenses
Interest expense	(5,252)	(25,252)
Net loss	$ (114,097)	$ (227,680)
Net loss per share, basic and diluted	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding	58,791,209	41,803,279